Schedule of provision presentation according to ASC 715 (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non current liabilities	€ 1,128	€ 1,016
FRANCE [Member]
Non current liabilities	491	517
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	7	(68)
Total	498	449
JAPAN [Member]
Non current liabilities	637	498	0
Current liabilities	3	39
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(280)	(157)
Total	€ 360	€ 380